UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21031

ACP Strategic Opportunities Fund II, LLC

(Exact name of registrant as specified in charter)

1235 Westlakes Drive, Suite 130

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

Gary E. Shugrue

Ascendant Capital Partners LP

1235 Westlakes Drive, Suite 130

Berwyn, PA 19312

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (610)993-9999

Date of fiscal year end:     December 31

Date of reporting period:      September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACP Strategic Opportunities Fund II, LLC

Schedule of Investments – September 30, 2008

Fair
Investments in Underlying Funds ^ # -100.0%	Value

Long/Short Equity ^#:
Consumer –9.8%
Tiedemann/Falconer Partners, L.P. (cost $2,000,000)	$2,694,464
Zeke, L.P. (cost $1,090,000)	1,322,929

4,017,393

Financial Services –9.5%
Castine Partners, L.P. (cost $3,000,000)	3,883,840

Large Cap Value –5.6%
Healy Circle Partners, L.P. (cost $1,808,000)	2,295,776

Mid Cap Growth –20.1%

Aristos Capital L.P. (cost 1,500,000)	1,493,989
Bull Path I Fund, L.P. (cost $2,050,000)	2,249,549
JetStream Global Institutional Fund, L.P. (cost $1,500,000)	2,646,999
Redstone Investors, L.P. (cost $1,400,000)	1,792,068

8,182,605

Natural Resources –8.6%
Hard Assets Partners, L.P. (cost $2,000,000)	2,528,190

Harpswell Capital Partners, L.P. (cost $1,000,000)	974,352

3,502,542

Small Cap Growth –14.8%
Akahi Fund, L.P. (cost $3,000,000)	3,121,170
Bluefin Investors, L.P. (cost $2,500,000)	2,902,936

6,024,106

Small Cap Value –10.0%
Odyssey Value Partners, L.P. (cost $1,500,000)	1,130,773
Rivanna Partners, L.P. (cost $2,500,000)	2,956,454

4,087,227

Technology –17.2%
Brightfield Partners, L.P. (cost $2,190,000)	2,370,061
Connective Capital I, L.P. (cost $2,250,000)	2,601,370
STG Capital Partners, L.P. (cost $2,000,000)	2,052,475

7,023,906

Total Long/Short Equity (cost $33,288,000)*	39,017,395

Money Market –4.4%

Federated Treasury Obligations Fund (cost $1,797,173)	1,797,173

Total Money Market (cost $1,797,173)*	1,797,173

Total Investments in Underlying Funds (cost $35,085,173)*	$40,814,568

Other Assets and Liabilities	8,670

Members’ Capital	$40,823,238

# - Non-income producing securities

^ - Securities in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of September 30, 2008 was $33,288,000 and $39,017,395 respectively.

* - Cost for Federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$6,130,281
Gross Unrealized Depreciation	- 400,886

Net Unrealized Appreciation	$5,729,395

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACP Strategic Opportunities Fund II, LLC

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and
Chief Financial Officer
(principal executive officer and principal financial officer)

Date	October 20, 2008

* Print the name and title of each signing officer under his or her signature.